                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                            CLASS S SHARES PROSPECTUS
                              DATED JULY 31, 2006,
                        AS SUPPLEMENTED ON MARCH 21, 2007
                                       AND
                          THE CLASS Y SHARES PROSPECTUS
                              DATED JULY 31, 2006,
                               AS SUPPLEMENTED ON
                     OCTOBER 12, 2006 AND ON MARCH 21, 2007

                  The date of this Supplement is April 2, 2007.

The following  changes are made in the  prospectuses  of the Class S Shares (the
"Class S  Prospectus")  and of the Class Y-1,  Y-2, and Y-3 Shares (the "Class Y
Prospectus") of MGI Funds (the "Trust"):

     1. On  page 32 of the  Class  S  Prospectus  and on page 33 of the  Class Y
Prospectus,  the first  paragraph  describing the  sub-advisor  for the MGI High
Yield Fixed Income Fund is deleted, and replaced with the following paragraph:

MacKay Shields LLC ("MacKay"), 9 West 57th Street, New York, New York 10019, has
been  approved by the Board of Trustees  to serve as the  subadvisor  to the MGI
High Yield Fixed Income Fund which, as of the date of this  prospectus,  has not commenced  operations.  MacKay  is a  wholly-owned  subsidiary  of New York Life
Investment  Management  Holdings LLC and is registered as an investment  adviser under the Advisers Act.

     2. The following  information  relating to the MGI Core Opportunistic Fixed
Income Fund is added to the section entitled "The  Subadvisors"  located on page
29  (continuing  onto pages 30 and 31) of the Class S Prospectus  and located on page 31 (continuing onto page 32) of the Class Y Prospectus:

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York,  New York 10019
serves as a subadvisor to the MGI Core  Opportunistic  Fixed Income Fund. MacKay
is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC
and is registered as an investment adviser under the Advisers Act.

Day-to-day  management of MacKay's  allocated portion of the Fund's portfolio is the responsibility of the MacKay Shields High Yield Active Core Investment Team.
Four portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund's assets: Dan Roberts,  Ph.D.,  Senior Managing Director;
Lou Cohen, CFA, Managing Director;  Michael Kimble, CFA, Managing Director;  and
Taylor Wagensell, Managing Director. Each portfolio manager has been with MacKay since October of 2004, at which time MacKay acquired Pareto Partners' ("Pareto")
high yield investment team.  Prior thereto,  each portfolio  manager had been an employee of Pareto since 2000.  The SAI provides  additional  information  about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to MacKay.

Securities Selection

The MacKay  Shields  High Yield  Active Core  Investment  Team  consists of four portfolio  managers,  supported by two dedicated  senior credit analysts and two traders  who also  perform  credit  and  quantitative  analysis.  The  portfolio management team follows an investment process that utilizes a bottom-up security selection  strategy,  augmented by  macroeconomic  analysis.  The initial credit screen,  which consists of a multi-factor  progression of both  quantitative and qualitative  characteristics,  is the  most  important  filter,  and  identifies security candidates for further in-depth analysis. Securities also are subjected to a payoff  analysis,  seeking to  identify  those  bonds  within  the  capital structure  that have the most  attractive  profile and to  eliminate  bonds with inferior return prospects relative to the risk of loss. The portfolio management
team  also  utilizes  extensive  proprietary   fundamental  credit  analysis  to
determine  the  creditworthiness  of each company and  evaluates  each bond on a relative value basis.

     3. On page A-3 of the Class S and the Class Y  Prospectuses,  the following composite  performance  results  for  MacKay  are added to the  table  below the heading for the Core Opportunistic Fixed Income Fund:

                                         Average Annual Total Returns (%) - Periods Ending
                                                           June 30, 2006
                                         ---------------------------------------------------
                                           1 Year       3 Years      5 Years     10 Years
                                         ------------ ------------ ------------ ------------
Core Opportunistic Fixed Income
MacKay Shields High Yield Active Core       4.92         7.81         8.46          N/A
Merrill Lynch High Yield Master II(R)       4.70         8.51         8.67         6.87

Disclosures:

Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

     4. On page A-3 of the Class S and the Class Y  Prospectuses,  the composite performance  results for MacKay relating to the High Yield Fixed Income Fund are deleted and replaced with the following:

                                         Average Annual Total Returns (%) - Periods Ending
                                                           June 30, 2006
                                         ---------------------------------------------------
                                           1 Year       3 Years      5 Years     10 Years
                                         ------------ ------------ ------------ ------------
High Yield Fixed Income
MacKay Shields High Yield Active Core       4.92         7.81         8.46          N/A
Merrill Lynch High Yield Master II(R)       4.70         8.51         8.67         6.87

Disclosures:

Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

     5. On page A-10 of the Class S and the Class Y Prospectuses,  the following paragraph describing the composite performance for MacKay is added:

MacKay

The MacKay Shields High Yield Active Core composite  includes all  discretionary high yield  active core  accounts  managed with  similar  objectives  for a full quarter, including those accounts no longer with the firm. Net-of-fees composite performance is derived by reducing the quarterly gross-of-fees composite returns
(which  reflect  reinvestment  of income and dividends and is a  market-weighted average of the  time-weighted  return,  before advisory fees of each account for
the  period  since  inception)  by  0.125%,   MacKay's  highest  quarterly  fee.
Performance is expressed in US dollars.  Fees, which are described in the firm's
Form ADV, Part II, and related  expenses will reduce  returns.  For example,  in neutral markets a 0.50% annual  investment  advisory fee,  MacKay's highest fee, would have the effect of  reducing  the annual  compound  return by 0.50% in the first  year  and by a  cumulative  2.53%  in the  fifth  year.  There  can be no assurance  that the rate of return for any account  within the composite will be the same as that of the composite presented.  Past performance is not indicative of future results.

The  composite  was  created  July 1, 1997,  and for the period  from  inception through February 29, 2000 was developed at Forstmann-Leff  International  (FLI).
Substantially all of the investment  decision-makers from the Fixed Income Group of FLI became employed by Pareto  Partners  ("Pareto") on February 29, 2000, and
subsequently  by MacKay  Shields LLC on October 15,  2004.  The  decision-making process  remained intact and independent  within Pareto and continues intact and independent  within MacKay  Shields.  This group and process are responsible for the composite  performance,  therefore,  the current  composite  performance  is linked to the prior FLI and Pareto composite history. Percent of firm assets and total firm assets  reflect FLI assets  prior to 2000 and Pareto  assets prior to
2004. All portfolios in the composite are fee-paying  portfolios  except for the period July 1, 1997  through  July 31,  1998,  when the  composite  included one non-fee paying account,  which  represented 100% of the composite as of December
31, 1997.

MacKay  Shields  LLC, an  SEC-registered  investment  adviser,  has prepared and presented this information in compliance with the Global Investment  Performance
Standards  (GIPS(R)).  The firm  receives  a  verification  from an  independent accounting firm on a quarterly basis. An opinion is available on request, as are a complete list and  description  of the firm's  composites.  Single asset class carve-outs  from multiple  asset class  portfolios  may be utilized  within this composite.  Single asset class carve-outs include their own cash balance.  As of
December  31, 2005 and June 30,  2006,  respectively,  50% and 48% of the assets contained in the MacKay Shields High Yield Active Core Composite were carved-out from  multiple  asset  class  portfolios.  No  leverage  has  been  used in this composite. The asset mix of high yield active core accounts may not be precisely comparable to the Merrill Lynch High Yield Master II Index. Indexes do not incur management fees or other operating expenses. Investments cannot be made directly into  an  index.  The  reported  standard  deviation  of  annual  returns  is an equal-weighted standard deviation of annual returns between accounts.

6. On page  A-18 of the  Class S and the  Class Y  Prospectuses,  the bar  chart depicting  composite  performance  information  is deleted and replaced with the following:

                    Annual Total Returns(%) - Calendar Years
                        CORE OPPORTUNISTIC FIXED INCOME

Black Rock Core Plus
N/A    N/A    N/A    -0.2%  11.5%  8.6%   9.3%   5.2%   4.8%   2.5%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

Western Core Full Discretion
5.6%   11.9%  8.7%   -0.2%  11.7%  9.6%   9.6%   9.5%   7.0%   2.8%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

MacKay Shields High Yield Active Core
N/A    N/A    6.6%   5.2%   -2.6%  7.9%   -0.4%  27.5%  9.9%   2.5%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2006,
                        AS SUPPLEMENTED ON MARCH 21, 2007

                  The date of this Supplement is April 2, 2007.

The following  changes are made in the Statement of Additional  Information (the
"SAI") of MGI Funds (the "Trust"):

     1. In the section of the SAI entitled "Subadvisors and Portfolio Managers,"
the  information  relating to MacKay  Shields LLC located on page 37 is deleted, and replaced with the following:

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York, New York 10019,
serves as a subadvisor to the MGI Core  Opportunistic  Fixed Income Fund and has
been  approved by the Board of Trustees of the Trust to serve as the  subadvisor to the MGI High Yield Fixed  Income Fund which,  as of the date of this SAI, has not commenced operations.  MacKay is a wholly-owned  subsidiary of New York Life
Investment  Management  Holdings LLC and is registered as an investment  adviser under the Advisers Act.

     2.  In  Appendix  C,  the  following   information  relating  to  MGI  Core
Opportunistic  Fixed  Income Fund is added to page C-10 in the section  entitled
"Additional Information About the Funds' Portfolio Managers."

MacKay Shields LLC ("MacKay")

Dr. Dan Roberts and Messrs. Cohen, Kimble, and Wagensell are responsible for the day-to-day  management  of the Fund.  The  portfolio  managers,  as employees of
MacKay,  receive  remuneration  from MacKay. In addition to their base salaries, the portfolio managers,  along with all other MacKay employees,  are eligible to participate in an incentive bonus pool. An employee's participation in the bonus pool is based upon the employee's  performance and the  profitability of MacKay.
The  portfolio  managers,  along  with other  senior  employees  of MacKay,  are eligible to participate in a phantom stock plan.

In addition to the Fund, as of February 28, 2007 the MacKay  Shields' High Yield
Active Core Investment Team (the "High Yield Team") manages one other registered investment  company,  with $54.4 million in assets under  management  (and which does not charge a performance  fee); 11 other pooled  investment  vehicles other than  registered  investment  companies,  with $1,508.1  million in total assets under  management  (of those 11 other  pooled  investment  vehicles,  one pooled investment  vehicle,  with total  assets  under  management  of $108.5  million, charges a performance fee); and 4 other accounts, with $2,585.3 million in total assets  under  management  (of those 4 other  accounts,  2 accounts,  with total assets under management of $141.9 million, charge a performance fee).